Discontinued Operations (Details 2) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Cash flows used in discontinued operating activities
Net Income (loss)	$ (22,000)	$ 64,184
Change in working capital	25,000	(99,000)
Net cash used in discontinued operating activities	3,000	(34,816)
Net cash provided by (used in) discontinued operations	$ 3,000	$ (34,816)